Shareholders' Equity - Stock Swap Program (Details) shares in Millions	12 Months Ended
Nov. 30, 2021 $ / shares shares
Stockholders Equity Note [Line Items]
Total Number of Shares of Carnival plc Ordinary Shares Purchased	8.9
Carnival PLC
Stockholders Equity Note [Line Items]
Total Number of Shares of Carnival plc Ordinary Shares Purchased	8.9
Average Price Paid per Share of Carnival plc Ordinary Share (in usd per share) | $ / shares	$ 20.99
Maximum Number of Carnival plc Ordinary Shares That May Yet Be Purchased Under the Carnival Corporation Stock Swap Program (in shares)	9.5